Segment Information - Property, Plant and Equipment, by Geographic Area (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Long-Lived Assets by Geographic Area
Property, plant and equipment, net	$ 390,773	$ 395,299
United States
Schedule of Long-Lived Assets by Geographic Area
Property, plant and equipment, net	221,604	226,587
Central and South America
Schedule of Long-Lived Assets by Geographic Area
Property, plant and equipment, net	146,245	142,573
Other international
Schedule of Long-Lived Assets by Geographic Area
Property, plant and equipment, net	$ 22,924	$ 26,139